Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Balance Sheet Components [Abstract]
Balance Sheet Components

Note 6. Balance Sheet Components

Accounts Receivable and Allowance for Doubtful Accounts

Our accounts receivable represent amounts invoiced and due from our customers under our revenue contracts. The activity in the allowance for doubtful accounts was as follows (in thousands):

	Nine Months Ended September 30, 2021	Year Ended December 31, 2020
Beginning balance	$437	$650
(Reversal) provision for doubtful accounts	(167)	364
Write offs	—	(592)
Impacts of foreign currency translation	26	15
Ending balance	$296	$437

Prepaid and Other Current Assets

Our prepaid and other current assets consisted of the following as of September 30, 2021 and December 31, 2020 (in thousands):

	September 30, 2021	December 31, 2020
Prepaid expenses	$2,924	$1,640
Deferred transaction costs	2,649	—
Withholding taxes	297	336
Other current assets	—	36
Total	$5,870	$2,012

Property and v Equipment, Net

Our property and equipment, net consisted of the following as of September 30, 2021 and December 31, 2020 (in thousands):

	September 30, 2021	December 31, 2020
Leasehold improvements	$4,331	$5,241
Equipment and fixtures	3,812	2,856
	8,143	8,097
Less: accumulated depreciation and amortization	(6,337)	(6,268)
Property and equipment, net	$1,806	$1,829

During the three and nine months ended September 30, 2021, we recognized depreciation and amortization expense on property and equipment of $0.2 million and $0.5 million, respectively. During the three and nine months ended September 30, 2020, we recognized depreciation and amortization expense on property and equipment of $0.1 million and $0.4 million, respectively.

Note 6. Balance Sheet Components

Accounts Receivable and Allowance for Doubtful Accounts

Our accounts receivable represent amounts invoiced and due from our customers under our revenue contracts. The activity in the allowance for doubtful accounts was as follows (in thousands):

	2020	2019
Beginning balance	$650	$619
Provision for allowance for doubtful accounts	364	661
Write offs	(592)	(645)
Impacts of foreign currency translation	15	15
Ending balance	$437	$650

Prepaid and Other Current Assets

Our prepaid and other current assets consisted of the following as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Prepaid expenses	$1,640	$1,109
Withholding taxes	336	103
Other current assets	36	14
Total	$2,012	$1,226

Property and Equipment, Net

Our property and equipment, net consisted of the following as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Leasehold improvements	$5,241	$5,890
Equipment and fixtures	2,856	3,107
	8,097	8,997
Less: accumulated depreciation and amortization	(6,268)	(6,081)
Property and equipment, net	$1,829	$2,916

During 2020 and 2019, we recognized depreciation and amortization expense on property and equipment of $0.5 million and $1.9 million, respectively, including $1.4 million in 2019 allocated to us by our former Parent under the Intercompany Master Services Agreement described in Note 2.